Common Stock - Additional Information 1 (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expense related to stock options granted	$ 400		$ 600
Weighted average fair value of stock options granted			$ 0.53	$ 1.10	$ 6.52
Estimated grant date fair value of stock options vested			$ 1,000	$ 1,300	$ 1,900
Aggregate intrinsic value of options exercised			0	2,787	51,100
Aggregate intrinsic value of the outstanding options			0
Aggregate intrinsic value of the exercisable outstanding options			$ 0
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average period, restricted stock awards	1 year 1 month 6 days		1 year 3 months 18 days
Stock Options [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award expiration period	7 years		7 years
Stock Options [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award expiration period	10 years		10 years
Stock Options [Member] | Employees and Consultants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	4 years
Stock Options [Member] | Employees and Consultants [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period			3 years
Stock Options [Member] | Employees and Consultants [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period			4 years
Stock Options [Member] | Board of Directors [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	1 year		1 year
Stock Options [Member] | Board of Directors [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	3 years		3 years
Restricted Stock Unit [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average period, restricted stock awards	1 year 2 months 12 days		1 year 4 months 24 days
Award vesting period	4 years		4 years
Stock based compensation expense	$ 100	$ 200	$ 700	$ 1,100	$ 2,200
Total unrecognized compensation expense related to the Company's restricted stock unit awards	$ 700		$ 800